UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: January 13, 2016 to February 12, 2016

Commission File Number of issuing entity: 333-191331-05

Central Index Key Number of issuing entity: 0001617957

GS Mortgage Securities Trust 2014-GC24

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-191331

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541502

Goldman Sachs Mortgage Company

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761

Cantor Commercial Real Estate Lending, L.P.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding I LLC

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3939246
38-3939247
38-7120306

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑AB			X
A‑S			X
B			X
PEZ			X
C			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On February 12, 2016 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC24.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the GS Mortgage Securities Trust 2014-GC24 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on February 12, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Schedule Balance
0-29	76	1,064,505,122.53
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	76	1,064,505,122.53

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2014-GC24 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 13, 2016 to February 12, 2016.

The Depositor has filed a Form ABS-15G on February 16, 2016. The CIK number of the Depositor is 0001004158.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 16, 2016. The CIK number of CGMRC is 0001541001.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 16, 2016. The CIK number of GSMC is 0001541502.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, has filed a Form ABS-15G on February 16, 2016. The CIK number of CCREL is 0001558761.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC, one of the sponsors, has filed a Form ABS-15G on February 5, 2016.  The CIK number of Starwood Mortgage Capital LLC is 0001548405.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Stamford Plaza Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2014-GC24. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $22,883,839.47, an annualized figure based on the period of January 1, 2015 through December 31, 2015.

The Coastal Grand Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2014-GC24. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,910,024.63, an annualized figure based on the period of January 1, 2015 through December 31, 2015.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC24, relating to the February 12, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ Leah Nivison

Leah Nivison, CEO

Date: February 26, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC24, relating to the February 12, 2016 distribution.